SUBSEQUENT EVENTS (Details) ¥ in Thousands, € in Millions, $ in Millions	1 Months Ended				3 Months Ended	36 Months Ended
	Jan. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	May 31, 2017 USD ($)	Sep. 30, 2012 CNY (¥)	Mar. 31, 2018 EUR (€) shares	Dec. 31, 2015 CNY (¥)	Jan. 31, 2018 EUR (€)	Dec. 31, 2013 CNY (¥)
Revolving bank credit facility
SUBSEQUENT EVENTS
Line of credit draw down amount			$ 250			¥ 204,540
Debt term			35 months	3 years
Maximum borrowing amount			$ 250	¥ 300,000				¥ 500,000
Repayment of line of credit facility		$ 250				¥ 204,540
Subsequent Event | Revolving bank credit facility
SUBSEQUENT EVENTS
Line of credit draw down amount | $	$ 250
Subsequent Event | Euro loan
SUBSEQUENT EVENTS
Line of credit draw down amount					€ 241
Debt term	3 years
Maximum borrowing amount							€ 260
Subsequent Event | Hotel Group B
SUBSEQUENT EVENTS
Ordinary shares acquired | shares					10,782,131
Consideration for investments					€ 489
Total shares held as investment | shares					13,092,112